Document and Entity Information	12 Months Ended
Sep. 30, 2013
Document And Entity Information
Entity Registrant Name	Here To Serve Holding Corp
Entity Central Index Key	0000732935
Document Type	Other
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company